Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)
July 31, 2025

Number of Shares		Value
Common Stocks 82.3%
Apartments 7.4%
51,563	AvalonBay Communities, Inc.	$9,605,156 (a)
18,063	Camden Property Trust	1,972,479 (a)
97,400	UDR, Inc.	3,826,846 (a)
15,404,481
Data Centers 6.2%
30,507	Digital Realty Trust, Inc.	5,382,655 (a)
9,578	Equinix, Inc.	7,520,358 (a)
12,903,013
Free Standing 4.0%
39,053	Agree Realty Corp.	2,800,100 (a)
111,061	Essential Properties Realty Trust, Inc.	3,386,250
38,505	Realty Income Corp.	2,161,286 (a)
8,347,636
Gaming 1.1%
48,534	Gaming & Leisure Properties, Inc.	2,212,180 (a)
Health Care 13.4%
62,603	Alexandria Real Estate Equities, Inc.	4,784,748 (a)
70,566	American Healthcare REIT, Inc.	2,726,670 (a)
96,330	Omega Healthcare Investors, Inc.	3,747,237 (a)
102,582	Ventas, Inc.	6,891,459 (a)
60,175	Welltower, Inc.	9,933,087 (a)
28,083,201
Industrial 6.1%
10,348	EastGroup Properties, Inc.	1,689,207
102,943	Prologis, Inc.	10,992,254 (a)
12,681,461
Manufactured Homes 3.4%
30,096	Equity LifeStyle Properties, Inc.	1,803,352 (a)
43,227	Sun Communities, Inc.	5,361,445 (a)
7,164,797
Mortgage Commercial Financing 6.1%
324,673	Blackstone Mortgage Trust, Inc. Class A	5,999,957 (a)
351,756	Starwood Property Trust, Inc.	6,845,172 (a)
12,845,129
Mortgage Home Financing 5.7%
624,043	AGNC Investment Corp.	5,884,725 (a)
302,593	Annaly Capital Management, Inc.	6,151,716 (a)
12,036,441
Office 1.3%
104,319	Cousins Properties, Inc.	2,827,045
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Regional Malls 3.5%
116,851	Macerich Co.	$1,952,580 (a)
33,207	Simon Property Group, Inc.	5,438,975 (a)
		7,391,555
Self Storage 5.7%
28,511	Extra Space Storage, Inc.	3,830,738
29,489	Public Storage	8,019,239 (a)
		11,849,977
Shopping Centers 2.6%
261,662	Kimco Realty Corp.	5,555,084 (a)
Single Family Homes 2.9%
197,918	Invitation Homes, Inc.	6,066,187 (a)
Specialty 2.3%
49,265	Iron Mountain, Inc.	4,796,440
Telecommunications 10.6%
71,019	American Tower Corp.	14,799,649 (a)
17,168	Crown Castle, Inc.	1,804,185 (a)
25,011	SBA Communications Corp.	5,620,472
		22,224,306

Total Common Stocks (Cost $176,043,420)		172,388,933
Preferred Stocks(b) 44.9%
Data Centers 1.7%
24,326	Digital Realty Trust, Inc., Series K, 5.85%	586,500 (a)
140,449	Digital Realty Trust, Inc., Series L, 5.20%	2,978,923 (a)
		3,565,423
Diversified 2.6%
93,000	Armada Hoffler Properties, Inc., Series A, 6.75%	2,004,150
94,155	Gladstone Commercial Corp., Series G, 6.00%	1,911,347
39,807	Global Net Lease, Inc., Series A, 7.25%	894,861
10,548	Global Net Lease, Inc., Series B, 6.88%	225,094
20,000	Global Net Lease, Inc., Series D, 7.50%	462,000
		5,497,452
Free Standing 1.7%
204,350	Agree Realty Corp., Series A, 4.25%	3,516,863 (a)
Industrial 0.4%
33,161	Rexford Industrial Realty, Inc., Series B, 5.88%	747,781 (a)
Lodging/Resorts 7.7%
115,761	Ashford Hospitality Trust, Inc., Series G, 7.38%	1,818,605
234,232	Chatham Lodging Trust, Series A, 6.63%	4,743,198
41,350	DiamondRock Hospitality Co., Series A, 8.25%	1,046,569
21,000	Pebblebrook Hotel Trust, Series E, 6.38%	393,750
42,947	Pebblebrook Hotel Trust, Series F, 6.30%	822,435
68,179	Pebblebrook Hotel Trust, Series G, 6.38%	1,279,038
95,420	Summit Hotel Properties, Inc., Series E, 6.25%	1,778,629
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Lodging/Resorts – cont'd
76,990	Summit Hotel Properties, Inc., Series F, 5.88%	$1,421,235
85,527	Sunstone Hotel Investors, Inc., Series H, 6.13%	1,781,527 (a)
57,400	Sunstone Hotel Investors, Inc., Series I, 5.70%	1,122,170 (a)
16,207,156
Manufactured Homes 1.3%
120,024	UMH Properties, Inc., Series D, 6.38%	2,689,738
Mortgage Commercial Financing 0.3%
30,000	KKR Real Estate Finance Trust, Inc., Series A, 6.50%	620,700
Office 8.7%
6,000	Highwoods Properties, Inc., Series A, 8.63%	6,297,608 (a)
186,404	Hudson Pacific Properties, Inc., Series C, 4.75%	2,775,555
89,188	SL Green Realty Corp., Series I, 6.50%	2,000,487 (a)
103,000	Vornado Realty Trust, Series L, 5.40%	1,852,970 (a)
134,100	Vornado Realty Trust, Series M, 5.25%	2,358,819 (a)
131,150	Vornado Realty Trust, Series N, 5.25%	2,295,125 (a)
50,143	Vornado Realty Trust, Series O, 4.45%	747,131 (a)
18,327,695
Real Estate Management & Development 0.3%
50,000	Brookfield Property Partners LP, Series A, 5.75%	649,000 (a)
Self Storage 7.1%
72,100	National Storage Affiliates Trust, Series A, 6.00%	1,622,971 (a)
31,050	Public Storage, Series H, 5.60%	727,502 (a)
44,000	Public Storage, Series I, 4.88%	869,000 (a)
43,176	Public Storage, Series J, 4.70%	825,957 (a)
105,000	Public Storage, Series K, 4.75%	2,007,600 (a)
125,793	Public Storage, Series L, 4.63%	2,381,262 (a)
31,700	Public Storage, Series M, 4.13%	525,269 (a)
138,790	Public Storage, Series P, 4.00%	2,270,604 (a)
19,775	Public Storage, Series Q, 3.95%	313,038 (a)
30,175	Public Storage, Series R, 4.00%	492,456 (a)
169,200	Public Storage, Series S, 4.10%	2,815,488 (a)
14,851,147
Shopping Centers 5.2%
16,193	Cedar Realty Trust, Inc., Series C, 6.50%	254,230
34,375	CTO Realty Growth, Inc., Series A, 6.38%	738,031
75,600	Federal Realty Investment Trust, Series C, 5.00%	1,519,560 (a)
72,058	Kimco Realty Corp., Series L, 5.13%	1,473,586 (a)
64,825	Kimco Realty Corp., Series M, 5.25%	1,352,898 (a)
68,930	Regency Centers Corp., Series A, 6.25%	1,607,448 (a)
123,750	Regency Centers Corp., Series B, 5.88%	2,799,225 (a)
50,674	Saul Centers, Inc., Series E, 6.00%	1,124,456
10,869,434
Single Family Homes 2.7%
170,720	American Homes 4 Rent, Series G, 5.88%	3,894,123 (a)
76,065	American Homes 4 Rent, Series H, 6.25%	1,798,177 (a)
5,692,300
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty 0.3%
31,908	EPR Properties, Series G, 5.75%	$667,196 (a)
Telecommunications 4.9%
276,666	DigitalBridge Group, Inc., Series I, 7.15%	6,136,452 (a)
185,800	DigitalBridge Group, Inc., Series J, 7.13%	4,121,044 (a)
		10,257,496
Total Preferred Stocks (Cost $107,886,315)		94,159,381
Number of Units
Master Limited Partnerships and Limited Partnerships 0.7%
Real Estate Management & Development 0.7%
90,388	Brookfield Property Preferred LP, 6.25% (Cost $2,259,939)	1,468,805 (a)
Number of Shares

Short-Term Investments 1.5%
Investment Companies 1.5%
3,103,168	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(c) (Cost $3,103,168)	3,103,168
Total Investments 129.4% (Cost $289,292,842)		271,120,287
Liabilities Less Other Assets (29.4)%		(61,566,327)
Net Assets Applicable to Common Stockholders 100.0%		$209,553,960

(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Represents 7-day effective yield as of July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$172,388,933	$—	$—	$172,388,933
Preferred Stocks
Office	12,030,087	6,297,608	—	18,327,695
Other Preferred Stocks#	75,831,686	—	—	75,831,686
Total Preferred Stocks	87,861,773	6,297,608	—	94,159,381
Master Limited Partnerships and Limited Partnerships#	1,468,805	—	—	1,468,805
Short-Term Investments	—	3,103,168	—	3,103,168
Total Investments	$261,719,511	$9,400,776	$—	$271,120,287

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2025
Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement” ("ASC 820"), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, master limited partnerships and limited partnerships, and certain preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations. The value of certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)  (cont’d)
the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.